Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of notes payable
	December 31, 2021	December 31, 2020
Line of Credit	$—	$301,081
8% Subordinated Amortizing Promissory Notes	—	101,980
6% Subordinated Amortizing Promissory Notes	581,963	975,985
PPP loans	—	357,500
4.5% Unsecured Promissory Notes	—	41,675
Loans on vehicles	396,351	90,374
Financing leases	522,166	—
Subtotal	1,500,480	1,868,595
Line of Credit	—	(301,081)
Current portion of notes payable	(793,174)	(429,183)
Long-term notes payable	$707,306	$1,138,331

Schedule of notes payable
Year Ending December 31,	Amount
2022	$99,075
2023	99,075
2024	99,075
2025	99,075
2026	99,075
Thereafter	99,075
Total payments	594,450
Less: amount representing interest	(72,178)
Present value of minimum lease payments	$522,272
Year Ending December 31,	Amount
2022	$8,161
2023	8,161
2024	1,515
2025	—
2026	—
Thereafter	—
Total payments	17,837
Less: amount representing interest	(1,036)
Present value of minimum lease payments	$16,801

Schedule of payments due on notes payable and financing leases for the succeeding five years
Year Ending December 31,	Amount
2022	$820,400
2023	212,554
2024	179,868
2025	160,270
2026	118,647
Thereafter	206,701
Total payments	$1,698,440